Segment, Geographic and Customer Concentration Information - Revenue by Countries and Customers Accounted For More Than 10% (Details) - customer	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Line Items]
Concertration risk (as a percent)	100.00%	100.00%	100.00%
Revenue | Geographic Concentration Risk
Concentration Risk [Line Items]
Concertration risk (as a percent)	100.00%	100.00%	100.00%
Number of Customers accounted for over 10% of Revenue	2	2	2
Revenue | U.S. | Geographic Concentration Risk
Concentration Risk [Line Items]
Concertration risk (as a percent)	34.00%	46.00%	59.00%
Revenue | China | Geographic Concentration Risk
Concentration Risk [Line Items]
Concertration risk (as a percent)	31.00%	11.00%	21.00%